Segment and Geographic Information - Geographic Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	$ 383,040	$ 371,285
Total equipment trading revenues:	11,915	10,146
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	148,969	124,025
Total equipment trading revenues:	1,984	1,990
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	202,067	198,900
Total equipment trading revenues:	1,536	1,933
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	16,218	32,802
Total equipment trading revenues:	6,750	3,857
Bermuda
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	1,148	1,072
Total equipment trading revenues:	0	0
Other International
Revenues from External Customers and Long-Lived Assets [Line Items]
Total leasing revenues:	14,638	14,486
Total equipment trading revenues:	$ 1,645	$ 2,366